DEBT AND CAPITAL LEASES - Long-Term Debt and Capital Leases (Details) $ in Millions	Dec. 31, 2016 USD ($)
Maturities of Long-term debt and capital leases
2017 (classified as current)	$ 254.1
2018	4.1
2019	4.0
2020	268.6
2021	3.5
2022 and thereafter	$ 440.9